Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results (Unaudited) [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Results (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
	(in thousands, except per common share and stock price data)
2011
Statement of operations data:
Revenues	$563,691	$612,401	$615,555	$642,477	$2,434,124
Gross profit	184,978	191,951	176,996	192,533	746,458
Net income (loss) attributable to Itron, Inc.	27,120	34,436	(517,082)	(54,631)	(510,157)

Earnings (loss) per common share - Basic	$0.67	$0.85	$(12.70)	$(1.35)	$(12.56)
Earnings (loss) per common share - Diluted	$0.66	$0.84	$(12.70)	$(1.35)	$(12.56)

Stock Price:
High	64.04	55.99	49.40	38.49	64.04
Low	51.12	46.68	29.50	27.52	27.52

2010
Statement of operations data:
Revenues	$497,623	$567,339	$573,651	$620,658	$2,259,271
Gross profit	157,667	174,668	182,363	185,977	700,675
Net income (loss) attributable to Itron, Inc.	25,250	25,311	27,639	26,570	104,770

Earnings (loss) per common share - Basic	$0.63	$0.63	$0.68	$0.66	$2.60
Earnings (loss) per common share - Diluted	$0.62	$0.61	$0.68	$0.65	$2.56

Stock Price:
High	75.96	81.95	66.87	67.58	81.95
Low	59.12	61.60	52.05	52.03	52.03

During 2011, we incurred a goodwill impairment charge of $584.8 million. In addition, restructuring projects were approved to increase efficiency and lower our cost of manufacturing, for which we incurred costs of $68.1 million in 2011. Refer to Note 5 and Note 13 for further disclosures on the goodwill impairment and restructuring charges, respectively.